Selected Quarterly Financial Data (Unaudited)	24 Months Ended
Oct. 31, 2012
Selected Quarterly Financial Data (Unaudited)

21. Selected quarterly financial data (Unaudited)

In the first quarter of 2013, the Company’s previously issued Consolidated Statements of Operations were restated to reflect the operating results of WCC and certain operating results of Monaco as discontinued operations. For more information, see Note 22, Discontinued Operations. The following tables have been restated to reflect this change.

Quarterly Condensed Consolidated Statements of Operations and Financial Data

	1st Quarter Ended January 31,		2nd Quarter Ended April 30,
(in millions, except for per share data and stock price)	2012	2011	2012	2011
Sales and revenues, net	$3,009	$2,694	$3,261	$3,293
Manufacturing gross margin(A)(B)	315	498	318	597
Amounts attributable to Navistar International Corporation common shareholders:
Income (loss) from continuing operations, net of tax(C)	$(144)	$8	$(138)	$84
Loss from discontinued operations, net of tax	(9)	(14)	(34)	(10)

Net income (loss)	$(153)	$(6)	$(172)	$74

Earnings (loss) per share attributable to Navistar International Corporation:
Basic:
Continuing operations	$(2.06)	$0.11	$(2.01)	$1.15
Discontinued operations	(0.13)	(0.19)	(0.49)	(0.14)

	$(2.19)	$(0.08)	$(2.50)	$1.01

Diluted:
Continuing operations	$(2.06)	$0.11	$(2.01)	$1.07
Discontinued operations	(0.13)	(0.19)	(0.49)	(0.14)

	$(2.19)	$(0.08)	$(2.50)	$0.93

Market price range-common stock:
High	$45.44	$66.39	$48.18	71.49
Low	33.74	48.32	32.68	58.49

	3rd Quarter Ended July 31,		4th Quarter Ended October 31,
(in millions, except for per share data and stock price)	2012	2011(D)	2012	2011(D)
Sales and revenues, net	$3,246	$3,444	$3,179	$4,210
Manufacturing gross margin(A)(B)	404	567	89	842
Amounts attributable to Navistar International Corporation common shareholders:
Income (loss) from continuing operations, net of tax(C)	$80	$1,441	$(2,737)	$264
Loss from discontinued operations, net of tax	4	(41)	(32)	(9)

Net income (loss)	$84	$1,400	$(2,769)	$255

Earnings (loss) per share attributable to Navistar International Corporation:
Basic:
Continuing operations	$1.16	$19.66	$(39.67)	$3.64
Discontinued operations	0.06	(0.56)	(0.46)	(0.12)

	$1.22	$19.10	$(40.13)	$3.52
Diluted:
Continuing operations	$1.16	$18.76	$(39.67)	$3.62
Discontinued operations	0.06	(0.52)	(0.46)	(0.14)

	$1.22	$18.24	$(40.13)	$3.48
Market price range-common stock:
High	$35.25	$70.40	$26.48	$52.36
Low	20.21	50.05	18.17	30.01

(A)	Manufacturing gross margin is calculated by subtracting Costs of products sold from Sales of manufactured products, net.
(B)	We record adjustments to our product warranty accrual to reflect changes in our estimate of warranty costs for products sold in prior periods. Such adjustments typically occur when claims experience deviates from historic and expected trends. In the fourth quarter of 2012, we recorded adjustments for changes in estimates of $149 million.

The warranty estimation for engines sold in 2012 includes a factor for improvements to the design and manufacturing process that was based on historical experience. In the fourth quarter of 2012, we identified a deviation from historic experience and we recorded an adjustment for a change in estimate to increase the costs accrued for warranty of $28 million for products sold in the first three quarters of 2012.

(C)	In the fourth quarter of 2012, we determined that a significant additional valuation allowance on our U.S. deferred tax assets was required, due in part to our current domestic performance, which include continued fourth quarter deterioration and cumulative losses as of October 31, 2012 which included significant fourth quarter warranty charges. As a result we recognized income tax expense of $2 billion for the increase in the valuation allowance. In the fourth quarter of 2012, we also recognized $233 million of income tax expense related to the reversal of income tax benefits recognized in the first, second, and third quarters of 2012.
(D)	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company’s income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company’s income tax valuation allowance. Correcting the error was not material to any of the related periods.